Cash and Cash Equivalents and Restricted Cash (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CashAndCashEquivalentLineItems [Line Items]
Proceeds from purchase of special warrants		$ 249
Number of purchase shares of special warrants		300,000
Total income	$ 15	$ 8
U.S. $ [Member]
CashAndCashEquivalentLineItems [Line Items]
Reclamation liability		$ 2,000
Restricted Stock Units [Member]
CashAndCashEquivalentLineItems [Line Items]
Number of common shares issued	111,086	434,742